Stock Compensation - Summary of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity (Detail) - Restricted Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Opening Balance	41,363	10,340
Granted		49,636
Vested	(37,226)	(18,613)
Unvested Ending balance	4,137	41,363